Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Communication Services: 1.7%
700		Cinemark Holdings, Inc.	$ 18,172	0.5
2,791	(1)	Vonage Holdings Corp.	25,007	0.6
532		World Wrestling Entertainment, Inc.	24,882	0.6
		68,061		1.7

		Consumer Discretionary: 14.0%
1,095		Boyd Gaming Corp.	29,247	0.7
293		Brunswick Corp.	15,588	0.4
250	(1)	Burlington Stores, Inc.	54,065	1.4
320		Carter's, Inc.	29,270	0.7
996	(1)	Chegg, Inc.	39,053	1.0
929	(1)	CROCS, Inc.	24,312	0.6
1,158		Dana, Inc.	16,652	0.4
190	(1)	Deckers Outdoor Corp.	33,022	0.8
475		Dick's Sporting Goods, Inc.	17,295	0.4
196		Domino's Pizza, Inc.	66,534	1.7
390	(1)	Five Below, Inc.	37,811	0.9
211		Jack in the Box, Inc.	14,530	0.4
867	(1)	LKQ Corp.	25,646	0.6
13	(1)	NVR, Inc.	47,673	1.2
598	(1)	Planet Fitness, Inc.	40,359	1.0
113		Strategic Education, Inc.	16,654	0.4
230		Vail Resorts, Inc.	48,900	1.2
125		Winnebago Industries	6,486	0.2
		563,097		14.0

		Consumer Staples: 2.5%
624	(2)	Energizer Holdings, Inc.	26,826	0.7
1,033	(1),(2)	Grocery Outlet Holding Corp.	32,694	0.8
934	(1)	Performance Food Group Co.	39,602	1.0
		99,122		2.5

		Energy: 0.8%
279	(1)	Dril-Quip, Inc.	9,938	0.3
1,637		Parsley Energy, Inc.	21,936	0.5
		31,874		0.8

		Financials: 5.8%
594		E*Trade Financial Corp.	27,193	0.7
832		Essent Group Ltd.	36,308	0.9
535		Evercore, Inc.	35,642	0.9
505		First American Financial Corp.	28,836	0.7
301		FirstCash, Inc.	23,153	0.5
344		Kemper Corp.	23,681	0.6
289		Signature Bank	36,154	0.9
807		Synovus Financial Corp.	23,419	0.6
		234,386		5.8

		Health Care: 19.6%
657	(1),(2)	Aerie Pharmaceuticals, Inc.	11,498	0.3
338	(1)	Alnylam Pharmaceuticals, Inc.	39,769	1.0
330	(1)	Amedisys, Inc.	57,423	1.4
1,886	(1)	Amicus Therapeutics, Inc.	18,002	0.4
238	(1)	Arena Pharmaceuticals, Inc.	10,615	0.3
356	(1)	Arrowhead Pharmaceuticals, Inc.	12,588	0.3
241	(1)	Blueprint Medicines Corp.	13,045	0.3
334	(1)	Centene Corp.	17,709	0.4
310	(1)	Charles River Laboratories International, Inc.	48,227	1.2
79		Chemed Corp.	32,992	0.8
697		Encompass Health Corp.	52,164	1.3
280	(1)	Exact Sciences Corp.	22,666	0.6
1,193	(1)	Exelixis, Inc.	22,178	0.6
388	(1)	FibroGen, Inc.	16,218	0.4
261	(1)	Haemonetics Corp.	28,274	0.7
515		Hill-Rom Holdings, Inc.	49,466	1.2
295	(1)	Horizon Therapeutics Plc	10,095	0.3
835	(1)	Immunomedics, Inc.	13,360	0.3
437	(1)	Ionis Pharmaceuticals, Inc.	22,191	0.6
625	(1)	Merit Medical Systems, Inc.	22,506	0.6
259	(1)	Neurocrine Biosciences, Inc.	24,527	0.6
492	(1)	PRA Health Sciences, Inc.	46,346	1.2
41	(1),(2)	Reata Pharmaceuticals, Inc.	7,985	0.2
399	(1)	Repligen Corp.	34,154	0.8
158	(1)	Sage Therapeutics, Inc.	7,426	0.2
264	(1)	Sarepta Therapeutics, Inc.	30,220	0.7
288	(1)	Seattle Genetics, Inc.	32,792	0.8
600	(1)	Syneos Health, Inc.	38,010	0.9
388	(1),(2)	Teladoc Health, Inc.	48,484	1.2
		790,930		19.6

		Industrials: 18.6%
1,636	(1)	Air Transport Services Group, Inc.	29,284	0.7
630		Alaska Air Group, Inc.	31,790	0.8
862		Altra Industrial Motion Corp.	25,963	0.6
555	(1)	ASGN, Inc.	28,144	0.7
527		Brink's Co.	41,259	1.0
365		Crane Co.	24,802	0.6
266		Curtiss-Wright Corp.	31,904	0.8
328		EMCOR Group, Inc.	25,230	0.6
501		Exponent, Inc.	36,899	0.9
583		Fortune Brands Home & Security, Inc.	36,000	0.9
349	(1)	FTI Consulting, Inc.	39,294	1.0
394	(1)	Generac Holdings, Inc.	40,578	1.0
125		Hubbell, Inc.	16,655	0.4
1,219	(1)	IAA, Inc.	52,076	1.3
214		IDEX Corp.	31,672	0.8
111		Nordson Corp.	16,128	0.4
395		Regal Beloit Corp.	30,668	0.8
303	(1)	Saia, Inc.	26,455	0.7
127		Snap-On, Inc.	18,383	0.5
653		Toro Co.	46,644	1.2

Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
706		US Ecology, Inc.	$ 29,694	0.7
313		Westinghouse Air Brake Technologies Corp.	21,503	0.5
428		Woodward, Inc.	44,170	1.1
303		Xylem, Inc.	23,434	0.6
		748,629		18.6

		Information Technology: 28.5%
320	(1)	Aspen Technology, Inc.	34,083	0.8
350	(1)	Avalara, Inc.	29,662	0.7
866		Booz Allen Hamilton Holding Corp.	61,746	1.5
931	(1)	Ciena Corp.	35,797	0.9
863		CSG Systems International, Inc.	38,188	1.0
722		Entegris, Inc.	38,497	1.0
319	(1)	EPAM Systems, Inc.	71,201	1.8
397	(1)	Euronet Worldwide, Inc.	49,244	1.2
359	(1)	ExlService Holdings, Inc.	26,799	0.7
120	(1)	Fair Isaac Corp.	45,124	1.1
286	(1)	Five9, Inc.	20,887	0.5
797		Flir Systems, Inc.	33,849	0.8
560	(1)	GoDaddy, Inc.	39,189	1.0
254	(1)	HubSpot, Inc.	45,580	1.1
337	(1)	Inphi Corp.	25,160	0.6
362		Jack Henry & Associates, Inc.	54,930	1.4
537	(1)	Lumentum Holdings, Inc.	41,789	1.0
237		MKS Instruments, Inc.	23,745	0.6
119		Monolithic Power Systems, Inc.	18,878	0.5
235	(1)	Paylocity Holding Corp.	30,437	0.8
423	(1)	Proofpoint, Inc.	45,113	1.1
334	(1)	Q2 Holdings, Inc.	25,174	0.6
631	(1)	Rapid7, Inc.	29,215	0.7
881	(1)	RealPage, Inc.	56,472	1.4
146	(1)	RingCentral, Inc.	34,420	0.9
431	(1)	Silicon Laboratories, Inc.	38,221	1.0
851	(1)	Trimble, Inc.	33,597	0.8
183	(1)	Tyler Technologies, Inc.	57,343	1.4
183	(1)	Zebra Technologies Corp.	38,608	1.0
317	(1)	Zendesk, Inc.	25,141	0.6
		1,148,089		28.5

		Materials: 3.4%
377		Avery Dennison Corp.	43,163	1.1
289		Carpenter Technology Corp.	10,621	0.3
452		Compass Minerals International, Inc.	24,656	0.6
660	(1)	Crown Holdings, Inc.	46,530	1.1
514		PolyOne Corp.	12,727	0.3
		137,697		3.4

		Real Estate: 2.5%
1,368		Americold Realty Trust	41,957	1.1
579		Cousins Properties, Inc.	20,664	0.5
1,143		Hudson Pacific Properties, Inc.	36,896	0.9
		99,517		2.5

	Total Common Stock
	(Cost $3,810,869)	3,921,402		97.4

EXCHANGE-TRADED FUNDS: 1.5%
305	(2)	iShares Russell 2000 Growth ETF	60,094	1.5

	Total Exchange-Traded Funds
	(Cost $62,690)	60,094		1.5

	Total Long-Term Investments
	(Cost $3,873,559)	3,981,496		98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
		Repurchase Agreements: 4.8%
193,505	(3)	JPMorgan Securities LLC, Repurchase Agreement dated 02/28/20, 1.59%, due 03/02/20 (Repurchase Amount $193,530, collateralized by various U.S. Government Securities, 1.500%-2.875%, Market Value plus accrued interest $197,375, due 11/30/24-05/31/25)
		(Cost $193,505)	193,505	4.8

	Total Short-Term Investments
	(Cost $193,505)	193,505		4.8

	Total Investments in Securities (Cost $4,067,064)	$ 4,175,001		103.7
	Liabilities in Excess of Other Assets	(149,230)		(3.7)
	Net Assets	$ 4,025,771		100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 3,921,402	$ –	$ –	$ 3,921,402
Exchange-Traded Funds	60,094	–	–	60,094
Short-Term Investments	–	193,505	–	193,505
Total Investments, at fair value	$ 3,981,496	$ 193,505	$ –	$ 4,175,001

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $4,104,917.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 379,799
Gross Unrealized Depreciation	(309,715)
Net Unrealized Appreciation	$ 70,084